Investments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate

	Note	2020	2019
Available-for-sale (AFS)		99,580	89,404
Loans		44,519	44,591
Financial assets at fair value through profit or loss (FVTPL)		10,057	9,080
Total financial assets, excluding derivatives	22.1	154,156	143,075
Investments in real estate	22.2	2,385	2,901
Total investments for general account		156,541	145,976

Summary of Financial Assets Excluding Derivatives
22.1 Financial assets, excluding derivatives

	AFS	FVTPL	Loans	Total	Fair value
2020

Shares	345	1,634	-	1,979	1,979

Debt securities	93,681	5,669	-	99,350	99,350

Money market and other short-term investments	4,558	109	-	4,667	4,667

Mortgage loans	-	-	38,244	38,244	43,258

Private loans	-	-	4,358	4,358	5,280

Deposits with financial institutions	-	-	92	92	92

Policy loans	-	-	1,801	1,801	1,801

Other	996	2,645	25	3,665	3,665
At December 31, 2020	99,580	10,057	44,519	154,156	160,093

2019

Shares	409	1,813	-	2,221	2,221

Debt securities	82,918	3,934	-	86,853	86,853

Money market and other short-term investments	5,169	158	-	5,327	5,327

Mortgage loans	-	-	37,750	37,750	42,567

Private loans	-	-	4,487	4,487	5,159

Deposits with financial institutions	-	-	141	141	141

Policy loans	-	-	2,024	2,024	2,024

Other	908	3,175	188	4,272	4,272
At December 31, 2019	89,404	9,080	44,591	143,075	148,563

	2020	2019
Current portion:

Debt securities, money market and other short-term investments, mortgage and private loans	14,671	14,654

Summary of Movement on Loan Allowance Account
Movement on the loan allowance account during the year were as follows:

	`2020	2019
At January 1	(165)	(138)

Addition charged to income statement	(87)	(76)

Reversal to income statement	2	5

Amounts written off	62	44
At December 31	(188)	(165)

Summary of investments in real estate held by entities

	2020	2019
At January 1	2,901	2,700

Additions	148	179

Subsequent expenditure capitalized	2	16

Disposals	(726)	(331)

Fair value gains / (losses)	74	317

Net exchange differences	(14)	9

Other	-	11
At December 31	2,385	2,901
Investments in real estate held by:

Americas	37	653

The Netherlands	2,331	2,229

Value of Aegon’s properties which were appraised in the current year	99%	100%

Appraisals performed by independent external appraisers	99%	99%

Summary of detailed information about investment Property

	2020	2019	2018
Rental income reported as part of investment income	87	83	82

Direct operating expenses (Including repairs and maintenance expenses):

- From investment property that generated rental income	47	59	63

- From investment property that did not generate rental income	2	2	2